SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, Percent						13.60%	12.00%
Unrecognized tax benefits					$ 100,000	$ 100,000	$ 100,000
CIK 0001846136 Riverview Acquisition Corp
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, Percent	0.33%	0.00%	0.34%	0.00%	0.00%
Statutory tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0		$ 0	0
Accrued interest and penalties	$ 0		$ 0		$ 0	$ 0